Loans, financing and debentures - Roll-forward of loans, financing and debentures (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Opening balance	R$ 101,435,531	R$ 77,172,692
Fundraising, net of issuance costs	7,055,244	15,692,905
Interest accrued	1,412,878	5,413,707
Monetary and exchange rate variation, net	(5,702,984)	17,728,324
Settlement of principal	(11,175,521)	(9,410,807)
Settlement of interest	(2,014,500)	(5,241,389)
Amortization of fundraising costs	31,923	80,099
Closing balance	R$ 91,042,571	R$ 101,435,531